Nature of the Business	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Freeline Therapeutics Holdings plc (formerly Freeline Therapeutics Holdings Limited) (the “Company”) is a clinical-stage, biotechnology company developing transformative adeno-associated virus (“AAV”) vector-mediated gene therapies for patients suffering from inherited systemic debilitating diseases. Freeline is headquartered in the United Kingdom (“U.K.”) and has operations in Germany and the United States (“U.S.”).

The Company is a public limited company originally incorporated pursuant to the laws of England and Wales in April 2020 as a private limited company named Freeline Therapeutics Holdings Limited, with nominal assets and liabilities, for the purposes of becoming the ultimate holding company for Freeline Therapeutics Limited and consummating the corporate reorganization described below. Freeline Therapeutics Limited was formed as a separate company in March 2015. Freeline Therapeutics Holdings plc and Freeline Holdings (UK) Limited (a wholly owned direct subsidiary of Freeline Therapeutics Holdings plc formed in April 2020 for the purpose of becoming the direct holding company of Freeline Therapeutics Limited) are holding companies which have not conducted any operations prior to the corporate reorganization other than activities incidental to their formation.

The corporate reorganization took place in several steps, of which the following were completed as of December 31, 2020:

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Redesignation of the share capital of Freeline Therapeutics Holdings Limited: The single ordinary share in the share capital of Freeline Therapeutics Holdings Limited was redesignated as a B ordinary share with the same rights attached to a B ordinary share of Freeline Therapeutics Limited.

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Exchange of Freeline Therapeutics Limited Shares for Freeline Therapeutics Holdings Limited Shares: All shareholders of Freeline Therapeutics Limited exchanged each of their shares for shares of Freeline Therapeutics Holdings Limited, such that they hold the same number and class of newly issued shares of £1.00 nominal value per share of Freeline Therapeutics Holdings Limited. As a result, Freeline Therapeutics Holdings Limited became the sole shareholder of Freeline Therapeutics Limited.

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Subdivision of the share capital of Freeline Therapeutics Holdings Limited: Each share resulting from the exchange described in the previous step was subdivided into (i) one share of the same class, with a nominal value of £0.00001, and (ii) one deferred share of £0.99999 nominal value.

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Reduction of capital of Freeline Therapeutics Holdings Limited: Freeline Therapeutics Holdings Limited reduced the amount standing to the credit of its share premium accounts and its issued share capital pursuant to Chapter 10 of Part 17 of the U.K. Companies Act 2006, or the Companies Act.

•	Re-registration of Freeline Therapeutics Holdings Limited: Freeline Therapeutics Holdings Limited re-registered as a public limited company and changed its name to Freeline Therapeutics Holdings plc.
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Reorganization of separate classes of shares of Freeline Therapeutics Holdings plc (other than deferred shares) into a single class of ordinary shares: The different classes of issued share capital of Freeline Therapeutics Holdings plc were reorganized into a single class of ordinary shares. Below are the conversion for each class of share:

▪	The A ordinary shares were redesignated as 831,461 ordinary shares;
▪	The B ordinary shares were redesignated as 111,526 ordinary shares;
▪	The C ordinary shares were redesignated as 78,635 ordinary shares;
▪	The D ordinary shares were redesignated as 249,042 ordinary shares;
▪	The E ordinary shares were redesignated as 134,158 ordinary shares;
▪	The F ordinary shares were redesignated as 88,588 ordinary shares;
▪	The G ordinary shares were redesignated as 42,412 ordinary shares;
▪	The series A preferred shares were redesignated as 5,579,486 ordinary shares;
▪	The series B preferred shares were redesignated as 9,447,347 ordinary shares; and
▪	The series C preferred shares were redesignated as 9,358,503 ordinary shares.

Following the reorganization into a single class of ordinary shares as described above, such ordinary shares of Freeline Therapeutics Holdings plc were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares was redesignated as deferred shares.

On August 11, 2020, the Company completed the initial public offering (“IPO”) of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at an IPO price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in an additional net proceeds of $18.9 million. The total net proceeds from the IPO, after deducting offering expenses paid by the Company, were approximately $161.8 million.

As a result of the above the Company is the successor to Freeline Therapeutics Limited (the “Predecessor”) and the financial information for periods prior to the incorporation of the Company represents that of the Predecessor.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $96.3 million, $53.9 million, and $33.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, the Company had an accumulated deficit of $216.0 million as of December 31, 2020.

The net cash flow used in operating and investing activities was $97.4 million for the year ended December 31, 2020. The Company believes the cash on hand at December 31, 2020 of $230.0 million will be sufficient to fund the Company's operations for more than 12 months from the issuance date of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company continues to assess what impact the COVID-19 pandemic may have on its ability to advance the development of drug candidates or to raise financing to support the development of drug candidates, but no assurances can be given that this analysis will enable it to avoid part or all of any impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally or in its sector in particular. The COVID-19 pandemic has presented a substantial public health and economic challenge around the world. The Company’s business operations have been impacted to varying degrees. In addition, the recent responses to COVID-19 by healthcare providers and regulatory agencies have caused disruptions, including interruptions in the Company’s preclinical and clinical trial activities, as well as delays and other disruptions in our manufacturing and supply chain, which the Company also expect will continue in future quarters. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties with whom it conducts business, were to experience shutdowns or other business disruptions, its ability to conduct business in the manner and on the timelines presently planned could be materially and adversely impacted, specifically as related to delays from COVID-19 in both the progress of clinical trials and the advancement of product candidates. The recent resurgence in the incidence of COVID-19 in Europe, the U.S. and other countries has had a significant impact on the medical centers at which the Company plans to conduct its clinical trials, and it is likely that there will be delays in the resumption of the treatment of patients in the Company’s trials. Such events may result in a period of business disruption, and in reduced operations, or doctors and medical providers may be unwilling to participate in our clinical trials, any of which could materially affect our business, financial condition, results of operations and prospects.